Document And Entity Information	Aug. 29, 2018
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 29, 2018
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Aug. 29, 2018
Document Effective Date	Aug. 29, 2018
Prospectus Date	Aug. 01, 2018
KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF
Prospectus [Line Items]
Trading Symbol	KMED